Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents

3.Cash and cash equivalents

Cash and cash equivalents represent cash at bank and demand deposits placed with banks which have original maturities of three months or less and are readily convertible to known amount of cash. Cash and cash equivalents balance as of December 31, 2020 and 2021 primarily consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Short‑term bank deposits with initial terms within three months	437,948	1,687,344
Cash at bank	676,040	3,521,623
Cash and cash equivalents	1,113,988	5,208,967

Cash and cash equivalents consist of the following currencies:

	As of December 31,
	2020		2021
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	1,046,400	1,046,400	399,224	399,224
US$	10,351	67,544	754,163	4,808,318
Hong Kong dollars (“HK$”)	52	44	1,731	1,425
Total		1,113,988		5,208,967